Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	14.97
Maximum Aggregate Offering Price	$ 1,497,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206.74
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock, par value $0.01 per share ("Common Stock"), being registered hereunder include an indeterminate number of shares that may be issued in connection with shares splits, share dividends, recapitalizations or similar events. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on NYSE American on June 24, 2026, which such date is within five business days prior to the date of the filing of this registration statement, of $14.97 per share. (3) Calculated in accordance with Rule 457(r) under the Securities Act. Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 (File No. 333-297038) on June 25, 2026 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.